Operating Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Operating Lease Liabilities [Abstract]
Schedule of Operating Lease Liabilities

Operating lease liabilities comprise the following:

	Interest rate %	December 31, 2023	Interest rate %	December 31, 2022
Short-term lease liabilities	21 – 55	412,564	14 – 36	2,152,677
Long-term lease liabilities	21 – 55	277,956	14 – 36	674,496
Total		690,520		2,827,173

Schedule of Maturity of the Operating Lease Liabilities

As at December 31, 2023 and 2022 maturity of the operating lease liabilities are as follows:

	Dec 31, 2023	Dec 31, 2022
2023	—	2,152,677
2024	412,564	334,300
2025	233,984	260,854
2026	43,972	79,342
Total	690,520	2,827,173

Schedule of Supplemental Information Operating Lease Liabilities

The following table presents supplemental information used to calculate the present value of operating lease liabilities:

	Dec 31, 2023	Dec 31, 2022
Weighted average remaining lease term (in years)	1.78	1.64
Weighted average interest rate %	30%	26%

Schedule of Supplemental Cash Flow Information Related to Operating Leases

Supplemental cash flow information related to operating leases included in cash flow from operating activities was as follows:

	Dec 31, 2023	Dec 31, 2022
Cash paid for operating leases	(1,403,266)	(2,837,048)
Total	(1,403,266)	(2,837,048)